
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MAXIM SERIES FUND, INC.
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MAXIM VISTA GROWTH & INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
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FINANCIAL HIGHLIGHTS
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------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Selected  data for a share of capital  stock for the six months  ended April 30,
1999, the years ended October 31, 1998,  1997, 1996, and the period December 21,
1994 (inception) to October 31, 1995 were as follows:
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                                     Six Months Ended  Year Ended October 31,
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                                     April 30, 1999     1998            1997          1996          1995
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Net Asset Value, Beginning of Perio$       1.5958  $      1.6590  $       1.3957 $      1.2133 $     1.0000
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------------------------------------------------------------------------------------------------------------------------------------
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Income from Investment Operations
------------------------------------------------------------------------------------------------------------------------------------
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------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                      0.0044         0.0113          0.0158        0.0219       0.0174
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------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain           0.2485         0.1351          0.3677        0.2147       0.2133
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Total Income From Investment Operations    0.2529         0.1464          0.3835        0.2366       0.2307
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Less Distributions
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From net investment income                (0.0051)       (0.0103)        (0.0162)      (0.0215)     (0.0174)
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From net realized gains                   (0.1020)       (0.1993)        (0.1040)      (0.0327)      0.0000
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------------------------------------------------------------------------------------------------------------------------------------
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Total Distributions                       (0.1071)       (0.2096)        (0.1202)      (0.0542)     (0.0174)
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------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------=============---============---=============--============--===========------------------------
Net Asset Value, End of Period     $       1.7416  $      1.5958  $       1.6590 $      1.3957 $     1.2133
-------------------------------------=============---============---=============--============--===========------------------------
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------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total Return                               16.32%          9.38%          29.33%        20.01%       22.25%
------------------------------------------------------------------------------------------------------------------------------------
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Net Assets, End of Period          $  181,647,602  $ 161,166,617  $  135,053,616 $  86,430,279 $ 49,403,163
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------------------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets     1.00% *        1.00%           1.00%         1.00%        1.01% *
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------------------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
     Average Net Assets                     0.53% *        0.69%           1.08%         1.75%        2.21% *
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*Annualized
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

The per share amounts and ratios reflect income and expenses assuming inclusion of the Portfolio's proportionate share of income and expenses of the Hub Portfolio.

MAXIM SERIES FUND
MAXIM VISTA GROWTH & INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED APRIL 30, 1999 AND 1998
-----------------------------------------------------------------------------

1.      HISTORY OF THE FUND

        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 as an open-end management investment company. The Maxim Vista Growth & Income Portfolio (the Portfolio) is non-diversified. The Portfolio commenced operations on December 21, 1994. Interests in the Portfolio are represented by separate classes of beneficial interest of the Fund. Shares of the Fund are sold only to FutureFunds Series Account II of Great-West Life & Annuity Insurance Company (the Company), to fund benefits under variable annuity contracts and variable life insurance policies issued by the Company. The shares are sold at a price equal to the respective net asset value per share of each class of shares.

        The Fund seeks to achieve the investment objective of the Portfolio through the adoption of a Hub and Spoke structure. Contribution of Portfolio (i.e., the Spoke) investible funds to the Hub portfolio are made in exchange for beneficial interests in the Hub portfolio of equal value. The Hub portfolio is the Growth and Income Portfolio; a non-diversified open-end management investment company organized as a trust under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. Financial statements of the Hub portfolio are presented following the Portfolio's financial statements.

2.      SIGNIFICANT ACCOUNTING POLICIES

        The following is a summary of the significant accounting policies of the Portfolio, which are in accordance with the accounting principles generally accepted in the investment company industry:

        Dividends

        Dividends from investment income of the Portfolio are declared and reinvested quarterly and dividends from capital gains are declared and reinvested annually.

        Security Valuation

        The Portfolio's investment in the Hub portfolio is valued based on the daily reported net asset value of the Hub portfolio. The Portfolio receives an allocation of investment income and Hub expenses as well as realized and unrealized gains and losses on a daily basis from the Hub. In addition, the Portfolio accrues its own expenses daily as incurred.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio qualifies as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.







3.      INVESTMENT ADVISORY AGREEMENT

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Fund with respect to the Maxim Vista Growth & Income Portfolio, the investment advisor receives monthly compensation at the annual rate of .53% of the average daily net assets of the Maxim Vista Growth & Income Portfolio.

4.      INVESTMENT TRANSACTIONS

        The Portfolio's percentage interest in the Hub portfolio is 6.06% at April 30, 1999.

Growth and Income Portfolio
Portfolio of Investments April 30, 1999 (unaudited)
(amounts in thousands)


Shares     Issuer                                Value
--------------------------------------------------------------
Long-Term Investments -- 99.2%
--------------------------------------------------------------
           Common Stock -- 94.4%
           ---------------------
           Aerospace -- 3.6%
   650     Allied-Signal, Inc.                  $   38,188
   300     Boeing Co.                               12,188
   500     General Dynamics Corp.                   35,125
   300     Sundstrand Corp.                         21,525
                                                ----------
                                                   107,026
                                                ----------
           Airlines -- 1.0%
   425     AMR Corp.*                               29,670
                                                ----------
           Automotive -- 1.6%
   562     Delphi Automotive Systems Corp.          10,924
   600     Ford Motor Co.                           38,363
                                                ----------
                                                    49,287
                                                ----------
           Banking -- 7.0%
   450     Bank of New York Co., Inc.               18,000
   500     Bank One Corp.                           29,500
   514     BankAmerica Corp.                        37,043
   500     Comerica, Inc.                           32,531
   400     First Union Corp.                        22,150
   550     Fleet Financial Group, Inc.              23,684
   350     Mellon Bank Corp.                        26,009
   600     UnionBanCal Corp.                        20,475
                                                ----------
                                                   209,392
                                                ----------
           Broadcasting -- 1.7%
   750     CBS Corp.                                34,172
   275     Comcast Corp., Special Class A           18,064
                                                ----------
                                                    52,236
                                                ----------
           Business Services -- 0.3%
   500     Cendant Corp.                             9,000
                                                ----------
           Chemicals -- 1.3%
   355     E. I. Du Pont de Nemours and Co.         25,072
   300     Rohm & Haas Co.                          13,444
                                                ----------
                                                    38,516
                                                ----------
           Computer Software -- 1.5%
   731     American Management Systems, Inc.*       25,128



                  See notes to financial statements.


Growth and Income Portfolio
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(amounts in thousands)


Shares    Issuer                                     Value
--------------------------------------------------------------
Long-Term Investments -- (continued)
--------------------------------------------------------------
   300    Computer Associates International         $  12,806
   388    Mastech Corp.*                                5,699
                                                    ---------
                                                       43,633
                                                    ---------
          Computers/Computer Hardware -- 1.8%
   150    EMC Corp.*                                   16,341
   150    Lexmark International Group, Inc.,
          Class A (Germany)*                           18,525
   300    Sun Microsystems, Inc.*                      17,944
                                                    ---------
                                                       52,810
                                                    ---------
          Construction Materials -- 0.8%
   850    Masco Corp.                                  24,969
                                                    ---------
          Consumer Products -- 2.3%
   525    Fortune Brands, Inc.                         20,738
 1,050    Philip Morris Companies, Inc.                36,816
   700    Shaw Industries, Inc.                        12,688
                                                    ---------
                                                       70,242
                                                    ---------
          Diversified -- 1.1%
   400    Tyco International LTD (Bermuda)             32,500
                                                    ---------
          Electronics/Electrical Equipment -- 5.2%
   400    Altera Corp.                                 28,900
   400    KLA-Tencor Corp.                             19,850
   400    Micron Technology, Inc.                      14,850
   200    Motorola, Inc.                               16,025
   350    Teradyne Inc.*                               16,516
   300    Texas Instruments, Inc.                      30,637
   600    Vitesse Semiconductor Corp.*                 27,788
                                                    ---------
                                                      154,566
                                                    ---------
          Entertainment/Leisure -- 1.7%
   350    Time Warner, Inc.                            24,500
   669    Viacom, Inc. Class B*                        27,345
                                                    ---------
                                                       51,845
                                                    ---------
          Environmental Services -- 1.7%
   900    Waste Management, Inc.                       50,850
                                                    ---------
          Financial Services -- 3.8%
   300    Ambac Financial Group Inc.                   18,112
   636    Associates First Capital Corp., Class A      28,183



                  See notes to financial statements.


Growth and Income Portfolio
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(amounts in thousands)


Shares    Issuer                                      Value
--------  ------------------------------------------ -------------
Long-Term Investments -- (continued)
-------------------------------------------------------------------
   500    Freddie Mac                                $   31,375
   200    Merrill Lynch & Co.                            16,787
   500    Washington Mutual Inc.                         20,563
                                                     ----------
                                                        115,020
                                                     ----------
          Food/Beverage Products -- 2.5%
   300    Anheuser-Busch Companies, Inc.                 21,937
   400    Quaker Oats Co.                                25,825
   550    Sara Lee Corp.                                 12,238
   717    The Pepsi Bottling Group, Inc.                 15,102
                                                     ----------
                                                         75,102
                                                     ----------
          Health Care/Health Care Services -- 4.4%
   250    Aetna Inc.                                     21,922
   260    Cigna Corp.                                    22,669
 2,842    HEALTHSOUTH Corp.*                             38,185
   800    Tenet Healthcare Corp.*                        18,900
   450    Wellpoint Health Networks, Inc.,
          Class A*                                       31,612
                                                     ----------
                                                        133,288
                                                     ----------
          Hotels/Other Lodging -- 1.3%
   500    Mirage Resorts, Inc.*                          11,219
 2,500    Park Place Entertainment Corp.                 27,031
                                                     ----------
                                                         38,250
                                                     ----------
          Insurance -- 4.4%
   350    Loews Corp.                                    25,616
   410    Marsh & McLennan Companies, Inc.               31,391
   550    Reliastar Financial Corp.                      20,212
   800    The Allstate Corp.                             29,100
   200    UNUM Corp.                                     10,925
   260    XL Capital LTD (Bermuda)                       15,779
                                                     ----------
                                                        133,023
                                                     ----------
          Machinery & Engineering Equipment -- 0.5%
   500    McDermott International, Inc.                  14,500
                                                     ----------
          Manufacturing -- 2.0%
   678    Ingersoll-Rand Co.                             46,875
   200    Johnson Controls, Inc.                         14,562
                                                     ----------
                                                         61,437
                                                     ----------

                         See notes to financial statements.

Growth and Income Portfolio
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(amounts in thousands)


Shares    Issuer                                Value
-------------------------------------------------------------
Long-Term Investments -- (continued)
-------------------------------------------------------------
          Metals/Mining -- 2.2%
   450    Alcoa Inc.                           $   28,012
   650    Newmont Mining Corp.                     15,641
   350    RIO Tinto PLC, ADR (United
          Kingdom)                                 23,844
                                               ----------
                                                   67,497
                                               ----------
          Office/Business Equipment -- 0.6%
   300    Xerox Corp.                              17,625
                                               ----------
          Oil & Gas -- 9.9%
   800    Burlington Resources, Inc.               36,850
   310    Chevron Corp.                            30,922
 1,281    Coastal Corp.                            49,006
   600    Diamond Offshore Drilling, Inc.          19,837
   100    Enron Corp.                               7,525
   500    Enron Oil & Gas Co.                       9,500
 1,050    Halliburton Co.                          44,756
   295    Mobil Corp.                              30,901
   650    Royal Dutch Petroleum Co., New
          York Registered Shares
          (Netherlands)                            38,147
   217    Texaco, Inc.                             13,617
   600    Tosco Corp.                              16,050
                                               ----------
                                                  297,111
                                               ----------
          Packaging -- 0.6%
   660    Owens-Illinois, Inc.*                    19,137
                                               ----------
          Paper/Forest Products -- 2.5%
 1,000    Asia Pulp & Paper Co. LTD ADR
            (Singapore)                            10,500
   500    Boise Cascade Corp.                      20,125
   300    Weyerhaeuser Co.                         20,137
   500    Willamette Industries, Inc.              23,375
                                               ----------
                                                   74,137
                                               ----------
          Pharmaceuticals -- 3.1%
   400    American Home Products Corp.             24,400
   808    Pharmacia & Upjohn, Inc.                 45,248
   475    Schering-Plough Corp.                    22,948
                                               ----------
                                                   92,596
                                               ----------


                    See notes to financial statements.



Growth and Income Portfolio
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(amounts in thousands)



Shares    Issuer                                 Value
-------------------------------------------------------------
Long-Term Investments -- (continued)
-------------------------------------------------------------
          Pipelines -- 0.3%
   186    Columbia Energy Group, Inc.           $    8,916
                                                ----------
          Printing & Publishing -- 1.6%
   950    New York Times Co., Class A               32,775
   500    The News Corporation, Preference
          Shares, ADR (Australia)                   15,281
                                                ----------
                                                    48,056
                                                ----------
          Real Estate Investment Trust -- 2.0%
   374    Duke Realty Investments, Inc.              8,784
   550    Equity Office Properties Trust            15,159
   480    Equity Residential Properties Trust       22,200
   525    Public Storage, Inc.                      14,634
                                                ----------
                                                    60,777
                                                ----------

          Retailing -- 5.9%
   300    Circuit City Stores, Inc.                 18,450
   450    Dayton-Hudson Corp.                       30,291
   342    Federated Department Stores*              15,968
 1,700    K-Mart Corp.                              25,287
   535    Kroger Co.*                               29,057
 1,618    Office Depot, Inc.*                       35,596
   650    TJX Companies, Inc.                       21,653
                                                ----------
                                                   176,302
                                                ----------
          Shipping/Transportation -- 1.0%
   400    Burlington Northern Santa Fe              14,650
   250    Union Pacific Corp.                       15,000
                                                ----------
                                                    29,650
                                                ----------
          Steel -- 0.5%
   650    Allegheny Teledyne, Inc.                  14,544
                                                ----------
          Telecommunications -- 4.3%
   520    American Tower Corp.*                     11,017
   398    AT&T Corp.                                20,106
   600    BellSouth Corp.                           26,850
   400    GTE Corp.                                 26,775
   350    MCI WorldCom, Inc.*                       28,766
   150    Sprint Corp.                              15,384
                                                ----------
                                                   128,898
                                                ----------

                   See notes to financial statements.


Growth and Income Portfolio
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(amounts in thousands)


Shares     Issuer                                 Value
-------------------------------------------------------------
Long-Term Investments -- (continued)
-------------------------------------------------------------
          Telecommunications Equipment -- 0.9%
   700    General Instrument Corp.              $  25,550
                                                ---------
          Toys & Games -- 0.9%
   750    Hasbro, Inc.                             25,594
                                                ---------
          Utilities -- 6.6%
   200    AES Corp.                                10,000
   400    Bell Atlantic Corp.                      23,050
   400    CMS Energy Corp.                         17,600
   750    Consolidated Edison, Inc.                34,078
   400    DQE, Inc.                                16,475
   500    FPL Group Inc.                           28,187
   770    Pinnacle West Capital Corp.              29,886
   700    Texas Utilities Co.                      27,825
   277    Unicom Corp.                             10,751
                                                ---------
                                                  197,852
                                                ---------
          Total Common Stock                    2,831,404
                                                ---------
          (Cost $2,296,645)
          Convertible Preferred Stock -- 3.2%
          -------------------------------------
          Capital Goods -- 0.6%
   300    Sealed Air Corp., $2.00, 04/01/18,
          Ser. A                                   17,625
                                                ---------
          Manufacturing -- 0.3%
   240    Ingersoll-Rand Co., 6.75%,
          12/31/49 Ser.                             7,785
                                                ---------
          Telecommunications -- 1.9%
   100    Global TeleSystems Group Inc.,
          7.25%, 12/31/49 Ser.#                     5,525
   500    Qwest Trends Trust, 5.75%,
          11/17/03 Ser.#                           36,625
    50    Viacom International (TCI Pacific),
          5.00%, 7/31/06 Ser.                      15,638
                                                 ---------
                                                    57,788
                                                 ---------
          Utilities -- 0.4%
   102    Houston Industries, Inc., 7.00%,
          07/01/00 Ser.                            12,036
                                                ---------
          Total Convertible Preferred Stock        95,234
          (Cost $59,178)                        ---------


                  See notes to financial statements.

Growth and Income Portfolio
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(amounts in thousands)


Principal
Amount      Issuer                                        Value
---------------------------------------------------------------------
Long-Term Investments -- (continued)
---------------------------------------------------------------------
            Convertible Corporate Notes & Bonds -- 1.6%
            --------------------------------------------
            Computer Software -- 0.2%
$  3,700    Comverse Technology, Inc., 4.50%,
            07/01/05#                                    $   6,050
                                                         ---------
            Computers/Computer Hardware -- 0.6%
   3,600    EMC Corp., 3.25%, 03/11/02#                     17,316
                                                         ---------
            Health Care/Health Care Services -- 0.4%
   3,000    Res-Care, Inc., 6.00%, 12/01/04#                 3,277
  10,000    Total Renal Care, 7.00%, 05/15/09#               8,125
                                                         ---------
                                                            11,402
                                                         ---------
            Telecommunications -- 0.3%
   8,000    Bell Atlantic Financial Services, Inc.,
            4.25%, 09/15/05                                  8,831
                                                         ---------

            Utilities -- 0.1%
   5,000    AES Corp., 4.50%, 08/15/05                       5,600
                                                         ---------
                                       73
            Total Convertible Corporate                     49,199
            Notes & Bonds
            (Cost $34,568)
------------------------------------------------------------------
            Long-Term Investments                        2,975,837
            (Cost $2,390,391)
------------------------------------------------------------------
Short-Term Investments -- 1.7%
------------------------------------------------------------------
            Commercial Paper -- 0.4%
            ------------------------
  12,400      General American Funding
                Agreement                                   12,453
            (Cost $12,453)                               ---------

            Repurchase Agreement -- 1.3%
            ----------------------------
  38,898      Greenwich Capital Markets, Inc.,
                4.93%, due 05/03/99, (Dated
                04/30/99, Proceeds $38,914,
                Secured by FHLMC Gold,
                $39,052 at 6.50%, due 03/01/29
                through 04/01/29; FNMA, $910,
                at 7.50%, due 11/01/13; Market
                Value $39,672)                              38,898
            (Cost $38,898)
------------------------------------------------------------------

                         See notes to financial statements.

Growth and Income Portfolio
Portfolio of Investments April 30, 1999 (unaudited) (continued)
(amounts in thousands)


Principal
Amount      Issuer                             Value
---------------------------------------------------------
Short-Term Investments -- (continued)
---------------------------------------------------------
            Total Short-Term Investments       $   51,351
            (Cost $51,351)
---------------------------------------------------------
            Total Investments -- 100.9%        $3,027,188
            (Cost $2,441,742)
---------------------------------------------------------

* -- Non-income producing security.

# -- Security may only be sold to qualified institutional buyers.

ADR -- American Depositary Receipt.

FHLMC -- Federal Home Loan Mortgage Corp.

FNMA--Federal National Mortgage Association.